Nuveen Credit Income Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 95.3%
X –
CORPORATE BONDS - 57 .2 % X 48,221,891
Automobiles & Components - 2.2%
$ 350 Dana Inc 4.500% 2/15/32 $ 296,813
300 (b) Dornoch Debt Merger Sub Inc 6.625% 10/15/29 259,145
300 (b) Ford Otomotiv Sanayi AS 7.125% 4/25/29 300,330
250 (b) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750% 5/31/32 251,640
250 (c) Goodyear Tire & Rubber Co 5.250% 7/15/31 226,053
145 (b) Phinia Inc 6.750% 4/15/29 146,059
250 (b) Tenneco Inc 8.000% 11/17/28 228,319
145 ZF North America Capital Inc 6.750% 4/23/30 146,751
Total Automobiles & Components 1,855,110
Capital Goods - 2.5%
500 (b) Albion Financing 2 Sarl 8.750% 4/15/27 504,402
375 (b) Alta Equipment Group Inc , (WI/DD) 9.000% 6/01/29 362,734
350 (b) EquipmentShare.com Inc 8.625% 5/15/32 362,448
110 (b) Gates Corp/The , (WI/DD) 6.875% 7/01/29 111,056
540 (b) Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC
9.000% 2/15/29 554,595
200 (b) IHS Netherlands Holdco BV 8.000% 9/18/27 193,558
Total Capital Goods 2,088,793
Commercial & Professional Services - 1.5%
200 (b) Ambipar Lux Sarl 9.875% 2/06/31 193,271
200 (b) Boost Newco Borrower LLC 7.500% 1/15/31 207,292
250 (b) Prime Security Services Borrower LLC / Prime Finance Inc 6.250% 1/15/28 245,434
300 (b) SABRE GLBL INC 8.625% 6/01/27 276,190
300 (b) VT Topco Inc 8.500% 8/15/30 313,591
Total Commercial & Professional Services 1,235,778
Consumer Discretionary Distribution & Retail - 4.2%
350 (b),(c) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.000% 2/15/31 345,304
500 (b) Carvana Co, (cash 12.000%, PIK 12.000%) 12.000% 12/01/28 522,690
250 (b) Gap Inc 3.875% 10/01/31 207,528
500 (b) JSM Global Sarl 4.750% 10/20/30 90,765
400 Kohl's Corp 4.625% 5/01/31 322,572
200 (b) LCM Investments Holdings II LLC 8.250% 8/01/31 207,509
250 (b) Macy's Retail Holdings LLC 6.125% 3/15/32 237,852
750 (b) Michaels Cos Inc/The 7.875% 5/01/29 510,071
350 (b) Michaels Cos Inc/The 5.250% 5/01/28 283,892
375 (b) Staples Inc 10.750% 4/15/27 333,869
250 (b) Staples Inc , (WI/DD) 10.750% 9/01/29 241,902
210 (b) Velocity Vehicle Group LLC 8.000% 6/01/29 213,412
Total Consumer Discretionary Distribution & Retail 3,517,366
Consumer Services - 1.3%
300 Fortune Star BVI Ltd, Reg S 6.850% 7/02/24 298,500
200 (b) Merlin Entertainments Group US Holdings Inc 7.375% 2/15/31 202,704
200 (b) Six Flags Entertainment Corp 0.000% 4/30/32 200,146
200 (b) Studio City Finance Ltd 6.500% 1/15/28 189,519
250 (b) Wynn Macau Ltd 5.625% 8/26/28 233,624
Total Consumer Services 1,124,493

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy - 8.1%
$ 260 (b) Baytex Energy Corp 7.375% 3/15/32 $ 263,009
40 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.250% 7/15/32 40,754
80 (b) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000% 7/15/29 80,839
385 (b) Borr IHC Ltd / Borr Finance LLC 10.000% 11/15/28 402,352
300 (b) Citgo Petroleum Corp 8.375% 1/15/29 310,548
110 (b) Civitas Resources Inc 8.625% 11/01/30 117,665
155 (b) Civitas Resources Inc 8.750% 7/01/31 165,480
230 (b) CNX Midstream Partners LP 4.750% 4/15/30 206,859
250 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/29 255,634
125 Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/32 125,239
250 (b) Global Partners LP / GLP Finance Corp 8.250% 1/15/32 257,208
375 (b) Harvest Midstream I LP 7.500% 5/15/32 380,086
450 (b) Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/01/33 481,371
160 (b) Kodiak Gas Services LLC 7.250% 2/15/29 162,429
300 (b),(c) Kosmos Energy Ltd 7.750% 5/01/27 292,181
250 (b) Medco Laurel Tree Pte Ltd 6.950% 11/12/28 242,819
295 (b) PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/30 303,032
200 Petroleos Mexicanos 5.950% 1/28/31 162,309
300 (b) SierraCol Energy Andina LLC 6.000% 6/15/28 269,022
225 (b) Sunoco LP 7.000% 5/01/29 229,750
350 (b) Talos Production Inc 9.000% 2/01/29 367,177
125 (b) Transocean Aquila Ltd 8.000% 9/30/28 127,083
115 (b) Transocean Inc 8.250% 5/15/29 114,985
115 Transocean Inc Term Loan 8.500% 5/15/31 114,883
355 (b) USA Compression Partners LP / USA Compression Finance
Corp
7.125% 3/15/29 355,402
765 (b) Venture Global LNG Inc 9.875% 2/01/32 820,306
200 YPF SA, Reg S 9.500% 1/17/31 202,170
Total Energy 6,850,592
Equity Real Estate Investment Trusts (REITs) - 0.9%
378 (c) MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 309,813
290 (b) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 290,047
125 (b) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 125,020
Total Equity Real Estate Investment Trusts (REITs) 724,880
Financial Services - 5.8%
270 (b) Block Inc 6.500% 5/15/32 272,509
750 (b) Encore Capital Group Inc 8.500% 5/15/30 750,790
425 (b) FirstCash Inc 6.875% 3/01/32 421,446
450 (b) Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000% 6/15/30 444,078
250 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 229,364
200 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 166,680
785 (b) NCR Corp ATM 9.500% 4/01/29 846,904
250 OneMain Finance Corp 6.625% 1/15/28 248,362
250 OneMain Finance Corp 3.875% 9/15/28 222,381
150 OneMain Finance Corp 7.875% 3/15/30 152,816
500 (b) PennyMac Financial Services Inc 7.875% 12/15/29 511,923
440 (b) Starwood Property Trust Inc 7.250% 4/01/29 437,583
200 (b),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/01/30 160,595
Total Financial Services 4,865,431
Food, Beverage & Tobacco - 0.8%
280 (b) Fiesta Purchaser Inc 7.875% 3/01/31 287,695
400 (b) Triton Water Holdings Inc 6.250% 4/01/29 369,614
Total Food, Beverage & Tobacco 657,309

Principal
Amount (000)   Description (a) Coupon Maturity Value
Health Care Equipment & Services - 4.2%
$ 300 (b) AHP Health Partners Inc 5.750% 7/15/29 $ 276,654
525 (b) CHS/Community Health Systems Inc , (WI/DD) 10.875% 1/15/32 542,453
625 (b) CHS/Community Health Systems Inc 6.125% 4/01/30 445,675
500 (b) CHS/Community Health Systems Inc 5.250% 5/15/30 415,051
200 (b) DaVita Inc 4.625% 6/01/30 179,176
505 (b) Global Medical Response Inc 10.000% 10/31/28 491,161
355 (b) Heartland Dental LLC / Heartland Dental Finance Corp 10.500% 4/30/28 377,738
415 (b) LifePoint Health Inc 10.000% 6/01/32 416,506
400 (b) Star Parent Inc 9.000% 10/01/30 417,097
Total Health Care Equipment & Services 3,561,511
Household & Personal Products - 0.3%
300 (b) Kronos Acquisition Holdings Inc / KIK Custom Products Inc 7.000% 12/31/27 294,751
Total Household & Personal Products 294,751
Insurance - 1.5%
475 (b) Acrisure LLC / Acrisure Finance Inc 8.250% 2/01/29 477,294
260 (b) Ardonagh Finco Ltd 7.750% 2/15/31 258,191
210 (b) Ardonagh Group Finance Ltd 8.875% 2/15/32 206,955
325 (b) Panther Escrow Issuer LLC 7.125% 6/01/31 327,705
Total Insurance 1,270,145
Materials - 4.5%
200 (b) Arsenal AIC Parent LLC 8.000% 10/01/30 208,028
200 (b) Braskem Idesa SAPI 6.990% 2/20/32 148,690
125 (b) Cleveland-Cliffs Inc 7.000% 3/15/32 123,277
450 (b) Herens Holdco Sarl 4.750% 5/15/28 383,688
680 (b) Mineral Resources Ltd 9.250% 10/01/28 714,902
345 (b) Mineral Resources Ltd 8.500% 5/01/30 357,208
125 (b),(c) NOVA Chemicals Corp 4.250% 5/15/29 109,665
200 (b) OCP SA 6.750% 5/01/34 201,569
250 (b),(c) Olympus Water US Holding Corp 6.250% 10/01/29 231,741
520 (b) SunCoke Energy Inc 4.875% 6/30/29 467,284
555 (b) Tronox Inc 4.625% 3/15/29 503,604
200 (b) Vibrantz Technologies Inc 9.000% 2/15/30 184,449
225 (b) WR Grace Holdings LLC 5.625% 8/15/29 207,003
Total Materials 3,841,108
Media & Entertainment - 5.6%
500 (b) Cablevision Lightpath LLC 5.625% 9/15/28 393,722
750 (b) CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/03/31 725,649
500 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4.250% 1/15/34 372,545
450 (b) Clear Channel Outdoor Holdings Inc 7.500% 6/01/29 369,452
400 (b) CSC Holdings LLC 4.125% 12/01/30 246,663
250 (b) CSC Holdings LLC 11.250% 5/15/28 201,720
800 (b) DISH Network Corp 11.750% 11/15/27 802,650
535 (b) Gray Television Inc , (WI/DD) 10.500% 7/15/29 531,452
100 (b) Gray Television Inc 4.750% 10/15/30 56,889
225 (b) LCPR Senior Secured Financing DAC 5.125% 7/15/29 188,879
250 (b) Sirius XM Radio Inc 3.875% 9/01/31 199,635
250 (b) Sunrise HoldCo IV BV 5.500% 1/15/28 240,314
250 (b),(c) Univision Communications Inc 7.375% 6/30/30 236,908
200 (b) VZ Secured Financing BV 5.000% 1/15/32 169,736
Total Media & Entertainment 4,736,214

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
$ 500 (b) Bausch Health Cos Inc 5.500% 11/01/25 $ 471,545
450 (b),(c) Grifols SA 4.750% 10/15/28 391,513
125 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/34 127,035
Total Pharmaceuticals, Biotechnology & Life Sciences 990,093
Real Estate Management & Development - 0.4%
354 (b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp
7.000% 4/15/30 307,326
Total Real Estate Management & Development 307,326
Software & Services - 2.2%
350 (b) Ahead DB Holdings LLC 6.625% 5/01/28 324,625
500 (b) Cloud Software Group Inc 8.250% 6/30/32 504,984
500 (b) Cloud Software Group Inc 6.500% 3/31/29 474,204
300 (b) Condor Merger Sub Inc 7.375% 2/15/30 277,700
240 Rocket Software Inc 9.000% 11/28/28 243,776
Total Software & Services 1,825,289
Technology Hardware & Equipment - 0.4%
150 (b) Commscope Inc 6.000% 3/01/26 133,875
250 (b) Xerox Holdings Corp 5.500% 8/15/28 219,696
Total Technology Hardware & Equipment 353,571
Telecommunication Services - 4.1%
400 (b) Altice France SA 8.125% 2/01/27 308,327
625 (b) Frontier Communications Holdings LLC 8.625% 3/15/31 640,695
250 Frontier Communications Holdings LLC 5.875% 11/01/29 215,672
320 (b) Iliad Holding SASU 8.500% 4/15/31 323,908
650 (b) Level 3 Financing Inc 10.500% 4/15/29 648,376
350 (b) Level 3 Financing Inc 10.500% 5/15/30 346,315
400 (b) Level 3 Financing Inc 4.875% 6/15/29 239,556
400 (b) Virgin Media Finance PLC 5.000% 7/15/30 332,339
575 (b) Zayo Group Holdings Inc 4.000% 3/01/27 448,378
Total Telecommunication Services 3,503,566
Transportation - 3.5%
115 (b) American Airlines Inc 8.500% 5/15/29 118,614
750 (b) Brightline East LLC 11.000% 1/31/30 711,145
300 (b) Cargo Aircraft Management Inc 4.750% 2/01/28 274,989
900 (b),(c) GN Bondco LLC 9.500% 10/15/31 819,934
850 (b) Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd
5.750% 1/20/26 783,789
250 (c) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500% 6/01/28 227,372
Total Transportation 2,935,843
Utilities - 2.0%
500 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 472,064
213 (b) India Cleantech Energy2021 1 4.700% 8/10/26 199,996
135 (b) NextEra Energy Operating Partners LP 7.250% 1/15/29 138,199
200 (b) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4.500% 7/14/28 180,326
500 (b) Talen Energy Supply LLC 8.625% 6/01/30 536,276
150 (b) Vistra Operations Co LLC 7.750% 10/15/31 155,861
Total Utilities 1,682,722
Total Corporate Bonds
(cost $48,135,315) 48,221,891

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
MORTGAGE-BACKED SECURITIES - 12.6% X 10,625,672
$ 1,000 (b),(d) Ashford Hospitality Trust 2018-KEYS, (1-Month LIBOR
reference rate + 0.029% spread), 2018 KEYS
2.860% 6/15/35 $ 977,928
1,000 (b) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767% 6/10/47 472,056
900 (b) COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 3.000% 3/10/48 703,291
485 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 436,988
850 (b),(d) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 0.060% spread), 2022 R01
11.324% 12/25/41 902,313
565 (b),(d) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 0.059% spread), 2023 R06
11.224% 7/25/43 610,088
1,000 (b),(d) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 0.075% spread), 2021 DNA6
12.824% 10/25/41 1,091,290
1,000 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 0.071% spread), 2022 DNA1
12.424% 1/25/42 1,079,869
1,098 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 0.085% spread), 2022 DNA2
13.788% 2/25/42 1,223,128
450 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 0.048% spread), 2022 DNA2
10.074% 2/25/42 479,230
920 (b),(d) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 0.098% spread), 2022 DNA3
15.087% 4/25/42 1,058,989
800 JPMBB Commercial Mortgage Securities Trust 2014-C22,
2014 C22
4.554% 9/15/47 699,760
1,000 (b) VNDO Trust 2016-350P, 2016 350P 3.903% 1/10/35 890,742
Total Mortgage-Backed Securities
(cost $10,973,037) 10,625,672
Principal
Amount (000) Description (a) Coupon (e)
Reference
Rate (e) Spread (e) Maturity (f) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 8 .2% (e) X 6,885,676
Capital Goods - 0.9%
$ 250 Foundation Building Materials
Holding Company LLC, Term
Loan B2
9.387% TSFR3M +
SOFR30A
4.000% 1/27/31 $ 251,620
453 Windsor Holdings III, LLC, Term
Loan B
9.320% TSFR1M 4.000% 8/01/30 458,625
Total Capital Goods 710,245
Commercial & Professional Services - 0.5%
430 GTCR W Merger Sub LLC, Term
Loan B
8.309% SOFR30A 3.000% 1/31/31 432,358
Total Commercial & Professional Services 432,358
Consumer Services - 1.0%
186 Caesars Resort Collection, LLC,
Term Loan B, First Lien , (WI/DD)
TBD TBD TBD TBD 187,001
417 ClubCorp Holdings, Inc., Term
Loan B2
10.564% SOFR90A 5.262% 9/18/26 419,623
241 Life Time Fitness Inc , Term
Loan B
9.591% TSFR3M 4.000% 1/15/26 242,229
Total Consumer Services 848,853
Food, Beverage & Tobacco - 0.6%
237 City Brewing Company, LLC,
First Lien
10.590% TSFR1M 3.500% 4/14/28 183,239
236 City Brewing Company, LLC,
Term Loan
9.090% TSFR3M 3.500% 4/14/28 217,523
90 City Brewing Company, LLC,
Term Loan
11.574% SOFR90A 6.250% 4/05/28 91,257
Total Food, Beverage & Tobacco 492,019

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon (e)
Reference
Rate (e) Spread (e) Maturity (f) Value
Health Care Equipment & Services - 1.7%
$ 491 Bausch & Lomb, Inc., Term Loan 8.670% SOFR30A 3.250% 5/05/27 $ 487,291
1 Da Vinci Purchaser Corp., Term
Loan
9.444% SOFR30A 4.000% 11/26/26 882
450 Medline Borrower, LP, Term
Loan B
8.079% SOFR30A 2.750% 10/23/28 453,778
2 Onex TSG Intermediate Corp.,
Term Loan B
10.194% SOFR30A 4.750% 2/28/28 2,449
293 Parexel International
Corporation, Term Loan, First
Lien
8.694% SOFR30A 3.250% 11/15/28 294,776
175 Select Medical Corporation,
Term Loan B1
8.329% SOFR30A 3.000% 3/05/27 175,929
2 US Radiology Specialists, Inc.,
Term Loan
10.702% SOFR90A 5.250% 12/15/27 1,837
Total Health Care Equipment & Services 1,416,942
Insurance - 0.7%
250 Asurion LLC, Term Loan B3,
Second Lien
10.694% SOFR30A 5.250% 2/03/28 236,094
300 USI, Inc., Term Loan B , (WI/DD) TBD TBD TBD TBD 301,188
Total Insurance 537,282
Materials - 0.3%
280 Lonza Group AG, Term Loan B
, (DD1)
TBD TBD TBD TBD 272,722
Total Materials 272,722
Media & Entertainment - 0.4%
125 Virgin Media Bristol LLC, Term
Loan Q
8.681% SOFR30A 3.250% 1/31/29 122,536
215 Wood Mackenzie Limited, Term
Loan B , (WI/DD)
TBD TBD TBD TBD 216,822
Total Media & Entertainment 339,358
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
585 Jazz Financing Lux S.a.r.l., Term
Loan B
8.444% 1-Month LIBOR 3.000% 5/05/28 590,601
Total Pharmaceuticals, Biotechnology & Life Sciences 590,601
Real Estate Management & Development - 0.3%
262 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.679% SOFR30A 3.250% 1/31/30 263,109
19 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.194% SOFR30A 2.750% 8/21/25 19,162
Total Real Estate Management & Development 282,271
Software & Services - 0.2%
175 Cotiviti Corporation, Term Loan 8.563% TSFR2M 3.250% 4/30/31 175,985
Total Software & Services 175,985
Utilities - 0.9%
707 Talen Energy Supply, LLC, Term
Loan B
8.827% SOFR90A 3.500% 5/17/30 715,710
70 Talen Energy Supply, LLC, Term
Loan C
8.827% SOFR90A 3.500% 5/27/30 71,330
Total Utilities 787,040
Total Variable Rate Senior Loan Interests
(cost $6,763,344) 6,885,676

Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED SECURITIES - 7.6% X 6,436,173
$ 2 (b),(g) Carvana Auto Receivables Trust 2021-P2, 2021 P2 0.000% 5/10/28 $ 499,875
500 (b) Frontier Issuer LLC, 2023 1 11.500% 8/20/53 508,615
500 (b),(d) GoldentTree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 0.078% spread), 2021 11A
8.563% 10/20/34 473,662
750 (b) Hotwire Funding LLC, 2024 1A 9.188% 6/20/54 753,565
1,525 (b),(g) Mosaic Solar Loan Trust 2019-2, 2019 2A 0.000% 9/20/40 599,477
1,700 (b),(g) Mosaic Solar Loan Trust 2020-1, 2020 1A 0.000% 4/20/46 923,270
161 (b) Oportun Funding XIV LLC, 2021 A 5.400% 3/08/28 152,381
1,000 (b),(d) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
0.053% spread), 2023 1A
10.625% 1/20/36 1,021,370
750 (b),(d) Thayer Park CLO Ltd, (TSFR3M reference rate + 0.091%
spread), 2017 1A
1.000% 4/20/34 724,488
835 (b) VR Funding LLC, 2020 1A 6.420% 11/15/50 779,470
Total Asset-Backed Securities
(cost $7,648,835) 6,436,173
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 4 .0 % X 3,332,759
Angola - 0.2%
$ 200 (b) Angolan Government International Bond 8.750% 4/14/32 $ 179,105
Total Angola 179,105
Benin - 0.2%
200 (b) Benin Government International Bond 7.960% 2/13/38 187,023
Total Benin 187,023
Cote d'Ivoire - 0.3%
300 (b) Ivory Coast Government International Bond 6.125% 6/15/33 266,250
Total Cote d'Ivoire 266,250
Ecuador - 0.3%
400 Ecuador Government International Bond, Reg S 3.500% 7/31/35 204,493
Total Ecuador 204,493
Egypt - 0.2%
200 (b) Egypt Government International Bond 8.750% 9/30/51 160,220
Total Egypt 160,220
El Salvador - 0.2%
200 (b) El Salvador Government International Bond 7.625% 9/21/34 135,747
Total El Salvador 135,747
Honduras - 0.2%
200 (b) Honduras Government International Bond 5.625% 6/24/30 173,250
Total Honduras 173,250
Jordan - 0.2%
200 (b) Jordan Government International Bond 5.850% 7/07/30 183,300
Total Jordan 183,300
Kenya - 0.2%
200 (b) Republic of Kenya Government International Bond 7.000% 5/22/27 192,621
Total Kenya 192,621
Namibia - 0.4%
300 (b) Namibia International Bonds 5.250% 10/29/25 294,692
Total Namibia 294,692

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Nigeria - 0.2%
$ 200 (b) Nigeria Government International Bond 6.125% 9/28/28 $ 177,500
Total Nigeria 177,500
Paraguay - 0.2%
200 (b) Paraguay Government International Bond 6.000% 2/09/36 198,260
Total Paraguay 198,260
Rwanda - 0.2%
200 (b) Rwanda International Government Bond 5.500% 8/09/31 161,678
Total Rwanda 161,678
Senegal - 0.3%
300 (b) Senegal Government International Bond 6.250% 5/23/33 252,792
Total Senegal 252,792
South Africa - 0.2%
200 Republic of South Africa Government International Bond 4.300% 10/12/28 179,030
Total South Africa 179,030
Turkey - 0.3%
200 Turkiye Government International Bond 7.625% 5/15/34 200,548
Total Turkey 200,548
Uzbekistan - 0.2%
200 (b) Republic of Uzbekistan International Bond 5.375% 2/20/29 186,250
Total Uzbekistan 186,250
Total Sovereign Debt
(cost $3,376,691) 3,332,759
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 2 .9 % X 2,484,223
Automobiles & Components - 0.2%
$ 225 (c) General Motors Financial Co Inc 5.700% N/A (h) $ 211,299
Total Automobiles & Components 211,299
Banks - 0.2%
150 Huntington Bancshares Inc/OH 5.625% N/A (h) 139,386
Total Banks 139,386
Capital Goods - 0.5%
250 (b) AerCap Global Aviation Trust 6.500% 6/15/45 249,523
200 (b) IRB Infrastructure Developers Ltd 7.110% 3/11/32 197,300
Total Capital Goods 446,823
Energy - 0.3%
235 Energy Transfer LP 6.500% N/A (h) 230,193
Total Energy 230,193
Insurance - 0.4%
310 Enstar Finance LLC 5.750% 9/01/40 303,687
Total Insurance 303,687
Media & Entertainment - 0.3%
330 Paramount Global 6.375% 3/30/62 300,765
Total Media & Entertainment 300,765

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities - 1.0%
$ 275 Edison International 5.375% N/A (h) $ 268,043
250 (b) NRG Energy Inc 10.250% N/A (h) 273,392
300 (b) Vistra Corp 8.875% N/A (h) 310,635
Total Utilities 852,070
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,381,281) 2,484,223
Principal
Amount (000) Description (a) ,(i) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 2 .6 % X 2,176,369
Banks - 1.6%
$ 200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (h) $ 213,405
200 (b) Bank Leumi Le-Israel BM, Reg S 3.275% 1/29/31 185,408
300 Barclays PLC 8.000% N/A (h) 299,513
300 (b) Intesa Sanpaolo SpA 7.700% N/A (h) 299,504
200 (b) Societe Generale SA 9.375% N/A (h) 205,844
200 (b) Turkiye Vakiflar Bankasi TAO 10.117% N/A (h) 202,452
Total Banks 1,406,126
Financial Services - 1.0%
350 Deutsche Bank AG 6.000% N/A (h) 334,127
200 (b) UBS Group AG 9.250% N/A (h) 222,580
200 (b) UBS Group AG 9.250% N/A (h) 213,536
Total Financial Services 770,243
Total Contingent Capital Securities
(cost $2,051,934) 2,176,369
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .2 % X 161,288
Financial Services - 0.2%
6,375 Synchrony Financial 8.250% $ 161,288
Total Financial Services 161,288
Total $25 Par (or similar) Retail Preferred
(cost $159,375) 161,288
Shares Description (a) Value
–
COMMON STOCKS - 0 .0 % X 170
Semiconductors & Semiconductor Equipment - 0.0%
130 (j) Bright Bidco BV $ 81
Total Semiconductors & Semiconductor Equipment 81
Transportation - 0.0%
8,907 (g),(j) Jack Cooper Enterprises Inc 89
Total Transportation 89
Total Common Stocks
(cost $–) 170
Total Long-Term Investments
(cost $81,489,812) 80,324,221

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.1%
3,449,617 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(l) $ 3,449,617
Total Investments Purchased with Collateral from Securities Lending
(cost $3,449,617) 3,449,617
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 7.5%
X –
REPURCHASE AGREEMENTS - 7 .5 % X 6,276,794
$ 3,820 (m) Fixed Income Clearing Corporation 5.300% 6/03/24 $ 3,820,000
2,457 (n) Fixed Income Clearing Corporation 1.600% 6/03/24 2,456,794
Total Repurchase Agreements
(cost $6,276,794) 6,276,794
Total Short-Term Investments
(cost $6,276,794) 6,276,794
Total Investments (cost $ 91,216,223 ) - 106 .9% 90,050,632
Other Assets & Liabilities, Net -  (6.9)% (5,796,399)
Net Assets - 100% $ 84,254,233
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 53 9/24 $ 5,610,648 $ 5,607,234 $ (3,414)

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 48,221,891 $ – $ 48,221,891
Mortgage-Backed Securities – 10,625,672 – 10,625,672
Variable Rate Senior Loan Interests – 6,885,676 – 6,885,676
Asset-Backed Securities – 4,413,551 2,022,622 6,436,173
Sovereign Debt – 3,332,759 – 3,332,759
$1,000 Par (or similar) Institutional
Preferred – 2,484,223 – 2,484,223
Contingent Capital Securities – 2,176,369 – 2,176,369
$25 Par (or similar) Retail Preferred 161,288 – – 161,288
Common Stocks – 81 89 170
Investments Purchased with Collateral from
Securities Lending 3,449,617 – – 3,449,617
Short-Term Investments:
Repurchase Agreements – 6,276,794 – 6,276,794
Investments in Derivatives:
Futures Contracts* (3,414) – – (3,414)
Total
$ 3,607,491 $ 84,417,016 $ 2,022,711 $ 90,047,218
* Represents net unrealized appreciation (depreciation).
Level 3
Credit Income Common Stocks
Asset-Backed and
Mortgage-Backed
Securities
Balance at the beginning of period $142 $2,089,491
Gains (losses):
Net realized gains (losses) - (85,090)
Change in net unrealized appreciation (depreciation) 28 (358,028)
Purchases at cost - -
Sales at proceeds - 468,206
Net discounts (premiums) - (91,957)
Transfers into - -
Transfers (out of) (81) -
Balance at the end of period 89 $2,022,622
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end - $(358,028)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Credit Income Asset-Backed Securities $2,022,622 Indicative Trade Broker Quote $39.31 - $19,995 N/A
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Credit Income
Common Stocks $- $- $81 $- $- $(81)

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $65,344,324 or 72.6% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,328,847.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(f) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Perpetual security. Maturity date is not applicable.
(i) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 5.300% dated 5/31/24 to be repurchased at $3,821,687 on 6/3/24, collateralized by
Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $3,896,486.
(n) Agreement with Fixed Income Clearing Corporation, 1.600% dated 5/31/24 to be repurchased at $2,457,122 on 6/3/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $2,506,101.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.

Nuveen Strategic Income Fund
Portfolio of Investments May 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.3%
X–
MORTGAGE-BACKED SECURITIES - 36.3% X 293,981,938
$ 2,500 (b),(c) Alen 2021-ACEN Mortgage Trust, (TSFR1M reference rate +
0.041% spread), 2021 ACEN
9.431% 4/15/34 $ 1,237,217
352 (c) Arroyo Mortgage Trust 2019-3, 2019 3 3.416% 10/25/48 325,036
1,300 (b),(c) Ashford Hospitality Trust 2018-KEYS, (TSFR1M reference rate + 0.020% spread), 2018 KEYS
7.339% 6/15/35 1,275,202
2,000 (b),(c) BAMLL Commercial Mortgage Securities Trust 2022-DKLX,
(TSFR1M reference rate + 0.030% spread), 2022 DKLX
8.317% 1/15/39 1,976,475
1,200 BANK, 2017 BNK5 4.190% 6/15/60 1,093,688
700 BANK 2017-BNK8, 2017 BNK8 4.093% 11/15/50 542,537
2,700 BANK 2019-BNK18, 2019 BN18 4.214% 5/15/62 2,030,709
2,000 (c) BANK 2019-BNK21, 2019 BN21 2.500% 10/17/52 1,266,535
2,000 BANK5 2024-5YR5 6.539% 2/15/29 2,031,863
2,000 (c) BBCMS Trust 2015-SRCH, 2015 SRCH 4.957% 8/10/35 1,678,819
1,700 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4.284% 2/15/51 1,405,474
1,000 (c) Benchmark 2019-B14 Mortgage Trust, 2019 B14 2.500% 12/15/62 619,222
2,500 Benchmark 2019-B14 Mortgage Trust, 2019 B14 3.772% 12/15/62 1,847,190
1,500 (c) Benchmark 2020-B18 Mortgage Trust, 2020 B18 4.139% 7/15/53 1,378,757
1,000 (c) Benchmark 2020-IG2 Mortgage Trust, 2020 IG2 2.791% 9/15/48 807,584
1,000 (c) Benchmark 2020-IG3 Mortgage Trust, 2020 IG3 3.536% 9/15/48 891,927
2,000 (c) BPR Trust, 2023 STON 7.871% 12/05/39 2,049,289
1,000 (b),(c) BX 2021-LBA3 Mortgage Trust, (TSFR1M reference rate +
0.021% spread), 2021 PAC
7.379% 10/15/36 986,425
1,269 (b),(c) BX Commercial Mortgage Trust 2021-XL2, (TSFR1M
reference rate + 0.020% spread), 2021 XL2
7.277% 10/15/38 1,258,119
1,500 (b),(c) BX Trust 2023-DELC, (TSFR1M reference rate + 0.033%
spread), 2023 DELC
8.656% 5/15/38 1,513,326
1,095 (c) BXP Trust 2017-CC, 2017 CC 3.552% 8/13/37 914,815
1,000 (c) BXP Trust 2021-601L, 2021 601L 2.775% 1/15/44 676,890
705 CD 2016-CD1 Mortgage Trust, 2016 CD1 3.631% 8/10/49 501,536
1,440 CD Mortgage Trust, 2017 CD3 3.984% 2/10/50 995,418
750 (c) CF 2020-P1 Mortgage Trust, 2020 P1 3.603% 4/15/52 499,697
48 (c) CF 2020-P1 Mortgage Trust, 2020 P1 2.840% 4/15/25 46,800
1,000 (c) Citigroup Commercial Mortgage Trust 2014-GC23, 2014
GC23
4.406% 7/10/47 889,074
1,690 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
4.137% 4/10/48 1,588,147
2,750 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
3.758% 4/10/48 2,663,363
850 (b),(c) Citigroup Commercial Mortgage Trust 2021-PRM2,
(TSFR1M reference rate + 0.020% spread), 2021 PRM2
7.331% 10/15/38 838,962
2,000 COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377% 5/10/47 1,873,375
2,000 COMM 2014-LC17 Mortgage Trust, 2014 LC17 4.490% 10/10/47 1,964,850
1,400 COMM 2014-LC17 Mortgage Trust, 2014 LC17 4.537% 10/10/47 1,344,987
3,150 Comm 2014-UBS2 Mortgage Trust, 2014 UBS2 4.947% 3/10/47 2,834,291
2,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.646% 6/10/47 1,470,986
2,000 (c) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767% 6/10/47 944,113
2,000 (c) COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 3.000% 3/10/48 1,562,870
1,840 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.065% 3/10/48 1,683,953
2,628 COMM 2015-CCRE23 Mortgage Trust, 2015 CR23 4.287% 5/10/48 2,375,799
500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.349% 8/10/48 456,748
1,500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463% 8/10/48 1,315,661
1,000 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.349% 8/10/48 955,941
550 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 495,554
3,000 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.464% 10/10/48 2,817,601
900 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.545% 10/10/48 850,147
1,900 COMM 2018-COR3 Mortgage Trust, 2018 COR3 4.512% 5/10/51 1,629,794
2,000 COMM 2019-GC44 Mortgage Trust, 2019 GC44 3.521% 8/15/57 1,596,912

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 633 COMM Mortgage Trust 4.585% 2/10/47 $ 603,362
625 (b),(c) Connecticut Avenue Securities Trust 2021-R03, (SOFR30A
reference rate + 0.055% spread), 2021 R03
10.824% 12/25/41 655,809
3,350 (b),(c) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 0.060% spread), 2022 R01
11.324% 12/25/41 3,556,175
5,000 (b),(c) Connecticut Avenue Securities Trust 2022-R02, (SOFR30A
reference rate + 0.077% spread), 2022 R02
12.972% 1/25/42 5,463,464
3,400 (b),(c) Connecticut Avenue Securities Trust 2022-R02, (SOFR30A
reference rate + 0.045% spread), 2022 R02
9.824% 1/25/42 3,588,766
4,000 (b),(c) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 0.099% spread), 2022 R03
14.823% 3/25/42 4,614,807
5,000 (b),(c) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 0.095% spread), 2022 R04
14.837% 3/25/42 5,741,908
1,880 (b),(c) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 0.031% spread), 2022 R04
8.424% 3/25/42 1,961,814
2,650 (b),(c) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 0.053% spread), 2022 R04
10.574% 3/25/42 2,884,867
5,000 (b),(c) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A
reference rate + 0.070% spread), 2022 R05
12.324% 4/25/42 5,486,627
4,000 (b),(c) Connecticut Avenue Securities Trust 2022-R06, (SOFR30A
reference rate + 0.039% spread), 2022 R06
9.174% 5/25/42 4,255,904
2,100 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 0.012% spread), 2022 R07
17.324% 6/25/42 2,556,775
4,000 (b),(c) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 0.047% spread), 2022 R07
9.974% 6/25/42 4,349,674
600 (b),(c) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 0.068% spread), 2022 R09
12.074% 9/25/42 668,824
4,000 (b),(c) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 0.048% spread), 2022 R09
10.074% 9/25/42 4,377,700
3,010 (b),(c) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 0.038% spread), 2023 R01
9.080% 12/25/42 3,233,250
3,350 (b),(c) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A
reference rate + 0.079% spread), 2023 R02
13.224% 1/25/43 3,802,488
4,715 (b),(c) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A
reference rate + 0.056% spread), 2023 R02
10.874% 1/25/43 5,213,460
5,000 (b),(c) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A
reference rate + 0.083% spread), 2023 R04
13.574% 5/25/43 5,772,540
3,000 (b),(c) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A
reference rate + 0.054% spread), 2023 R04
10.674% 5/25/43 3,319,563
1,415 (b),(c) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 0.069% spread), 2023 R05
12.174% 6/25/43 1,575,684
3,999 (b),(c) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 0.048% spread), 2023 R05
10.074% 6/25/43 4,353,592
4,000 (b),(c) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 0.039% spread), 2023 R06
9.188% 7/25/43 4,243,756
2,550 (b),(c) Connecticut Avenue Securities Trust 2023-R08, (SOFR30A
reference rate + 0.036% spread), 2023 R08
8.874% 10/25/43 2,673,754
4,133 (c) CSMC 2021-INV2 Trust, 2021 INV2 3.284% 11/25/56 3,217,780
1,000 (c) CSMC 2021-NQM1, 2021 NQM1 2.130% 5/25/65 667,726
1,300 (c) DBSG 2024-ALTA Mortgage Trust, 2024 ALTA 7.296% 6/10/37 1,305,149
30,450 (c) DOLP Trust 2021-NYC, 2021 NYC, (I/O) 0.665% 5/10/41 1,033,347
575 Fannie Mae Connecticut Avenue Securities, 2017 C06 1.800% 2/25/30 1,688
11 (b) Fannie Mae Pool, FN 946228, (12-Month LIBOR reference rate + 0.016% spread)
5.837% 9/01/37 10,463
7,500 Fannie Mae Pool, FN MA5389 6.000% 6/01/54 7,510,711
1 (b) Fannie Mae Pool, FN 905597, (12-Month LIBOR reference
rate + 0.019% spread)
6.125% 12/01/36 686
6,406 Fannie Mae Pool, FN MA4942 6.000% 3/01/53 6,423,106
4,906 Fannie Mae Pool, FN MA5039 5.500% 6/01/53 4,828,253
6,707 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 6,607,499
7,024 Fannie Mae Pool, FN MA5107 5.500% 8/01/53 6,911,988
7,161 Fannie Mae Pool, FN MA5165 5.500% 10/01/53 7,045,362

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 160 (b) Fannie Mae REMICS, (SOFR30A reference rate + 0.058%
spread), 2013 98, (I/O)
0.512% 9/25/43 $ 15,412
82 (c) Flagstar Mortgage Trust 2017-2, 2017 2 3.985% 10/25/47 71,117
11,378 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.225% 7/25/41 1,080,769
4,000 (b),(c) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 0.075% spread), 2021 DNA6
12.824% 10/25/41 4,365,160
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 0.071% spread), 2022 DNA1
12.424% 1/25/42 5,399,344
2,020 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 0.034% spread), 2022 DNA1
8.724% 1/25/42 2,091,762
4,574 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 0.048% spread), 2022 DNA2
10.074% 2/25/42 4,871,104
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 0.085% spread), 2022 DNA2
13.788% 2/25/42 5,569,798
1,960 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 0.098% spread), 2022 DNA3
15.087% 4/25/42 2,256,106
5,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 0.057% spread), 2022 DNA3
8.647% 4/25/42 5,450,284
1,350 (b),(c) Freddie Mac STACR REMIC Trust 2022-HQA1, (SOFR30A
reference rate + 0.070% spread), 2022 HQA1
9.997% 3/25/42 1,507,074
4,000 (b),(c) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A
reference rate + 0.040% spread), 2022 HQA2
9.324% 7/25/42 4,277,561
123 (b) Freddie Mac Strips, (SOFR30A reference rate + 0.058%
spread), 2014 327, (I/O)
0.482% 3/15/44 8,824
6,751 (b) Government National Mortgage Association, (SOFR30A
reference rate + 0.063% spread), 2020 133, (I/O)
0.927% 9/20/50 619,505
3,748 (b) Government National Mortgage Association, (SOFR30A
reference rate + 0.023% spread), 2023 111
2.444% 8/20/53 3,563,253
2,282 (b) Government National Mortgage Association, (SOFR30A
reference rate + 0.026% spread), 2023 96
2.943% 7/20/53 2,348,529
1,500 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 0.019% spread), 2018 TWR
7.214% 7/15/31 591,300
1,081 (b),(c) GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 0.015% spread), 2018 TWR
3.449% 7/15/31 768,699
2,000 (b),(c) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 0.035% spread), 2021 ARDN
8.781% 11/15/36 1,968,020
2,600 (b),(c) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 0.014% spread), 2021 ARDN
6.681% 11/15/36 2,577,723
1,000 GS Mortgage Securities Trust 2016-GS3, 2016 GS3 3.981% 10/10/49 902,889
1,200 GS Mortgage Securities Trust 2016-GS4, 2016 GS4 3.951% 11/10/49 1,008,053
1,425 GS Mortgage Securities Trust 2019-GC38, 2019 GC38 4.158% 2/10/52 1,308,213
1,000 GS Mortgage Securities Trust 2020-GSA2, 2020 GSA2 2.012% 12/12/53 797,397
5 (c) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019
PJ2
4.000% 11/25/49 4,671
106 (c) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019
PJ2
4.000% 11/25/49 97,001
2,000 (c) HTL Commercial Mortgage Trust 2024-T53, 2024 T53 7.088% 5/10/39 2,004,796
1,000 (c) Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY 2.943% 12/10/41 760,497
1,500 (b),(c) ILPT Commercial Mortgage Trust 2022-LPF2, (TSFR1M
reference rate + 0.027% spread), 2022 LPF2
8.061% 10/15/39 1,498,812
391 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 346,818
292 (c) Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1 2.051% 10/25/55 262,894
2,000 (c) Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1 3.531% 10/25/55 1,691,984
366 (c) Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1 1.617% 6/25/56 313,719
450 (c) Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1 2.383% 6/25/56 322,039
2,441 (b),(c) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, (TSFR1M reference rate + 0.026% spread), 2022
NLP
7.918% 4/15/37 2,110,751
4,776 (c) J.P. Morgan Mortgage Trust 2022-LTV2, 2022 LTV2 3.673% 9/25/52 3,845,282
168 (b) JP Morgan Alternative Loan Trust 2007-S1, (TSFR1M
reference rate + 0.067% spread), 2007 S1
5.999% 4/25/47 158,784
1,374 (c) JP Morgan Mortgage Trust 2020-INV1, 2020 INV1 4.186% 8/25/50 1,132,921

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 2,500 JPMBB Commercial Mortgage Securities Trust 2015-C31,
2015 C31
4.623% 8/15/48 $ 2,131,523
1,400 (c) JPMBB Commercial Mortgage Securities Trust 2016-C1,
2016 C1
4.201% 3/17/49 1,190,665
2,000 JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6
3.703% 7/15/50 1,517,261
1,400 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7
4.373% 9/15/50 1,106,171
1,335 JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7
3.623% 9/15/50 1,126,700
190 (c) Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, 2013 GCP
3.985% 2/15/36 169,458
2,000 (b),(c) MARQ Trust 2024-HOU, (TSFR1M reference rate + 0.032%
spread), 2024 1, (WI/DD)
8.558% 6/15/29 2,003,220
34,356 (c) MFT Trust 2020-ABC, 2020 ABC, (I/O) 0.119% 2/10/42 251,226
750 Morgan Stanley Capital I Trust 2018-H3, 2018 H3 4.177% 7/15/51 713,909
2,000 (c) MRCD 2019-MARK Mortgage Trust, 2019 PARK 2.718% 12/15/36 1,285,713
500 (c) MSCG Trust 2015-ALDR, 2015 ALDR 3.462% 6/07/35 432,137
1,500 (c) MSCG Trust 2015-ALDR, 2015 ALDR 3.462% 6/07/35 1,320,634
1,000 (b),(c) MTN Commercial Mortgage Trust 2022-LPFL, (TSFR1M
reference rate + 0.029% spread), 2022 LPFL
7.773% 3/15/39 982,175
1,500 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 0.036% spread), 2019 MILE
8.896% 7/15/36 1,086,838
1,500 (b),(c) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 0.043% spread), 2019 MILE
9.646% 7/15/36 1,007,343
84 (c) New Residential Mortgage Loan Trust 2015-2, 2015 2A 5.366% 8/25/55 80,067
1,000 (c) NLT 2021-INV2 Trust, 2021 INV2 2.569% 8/25/56 672,727
1,150 (c) One Bryant Park Trust 2019-OBP, 2019 OBP 2.516% 9/15/54 972,961
2,849 (b),(c) OPEN Trust, (TSFR1M reference rate + 0.052% spread),
2023 AIR
10.553% 10/15/28 2,882,409
2,000 (b),(c) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M
reference rate + 0.099% spread), 2021 MF
6.311% 7/15/38 1,908,456
1,000 (b),(c) RLGH Trust 2021-TROT, (1-Month LIBOR reference rate +
0.018% spread), 2021 TROT
1.821% 4/15/36 981,942
11 (c) Sequoia Mortgage Trust 2018-7, 2018 7 4.000% 9/25/48 10,240
6 (c) Sequoia Mortgage Trust 2019-2, 2019 2 4.000% 6/25/49 5,652
40,180 (c) SLG Office Trust 2021-OVA, 2021 OVA, (I/O) 0.258% 7/15/41 564,935
1,155 (c) SLG Office Trust 2021-OVA, 2021 OVA 2.851% 7/15/41 881,295
1,855 (b),(c) SMR 2022-IND Mortgage Trust, (TSFR1M reference rate +
0.040% spread), 2022 IND
9.267% 2/15/39 1,754,576
2,140 (b),(c) SREIT Trust 2021-PALM, (TSFR1M reference rate + 0.015%
spread), 2021 PALM
6.841% 10/15/34 2,107,781
600 (c) Verus Securitization Trust 2019-4, 2019 4 3.207% 11/25/59 555,158
2,000 (c) Verus Securitization Trust 2021-8, 2021 8 3.288% 11/25/66 1,446,559
36 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust, 2004 RA3
5.676% 8/25/38 34,384
1,615 Wells Fargo Commercial Mortgage Trust 2015-NXS1, 2015
NXS1
3.658% 5/15/48 1,541,272
948 (c) Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
2021 INV1
3.310% 8/25/51 765,687
Total Mortgage-Backed Securities
(cost $306,281,602) 293,981,938
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 22.0% X 178,650,101
Automobiles & Components - 0.2%
$ 1,000 (c) Ford Otomotiv Sanayi AS 7.125% 4/25/29 $ 1,001,100
850 General Motors Financial Co Inc 5.850% 4/06/30 857,203
Total Automobiles & Components 1,858,303

Principal
Amount (000)   Description (a) Coupon Maturity Value
Banks - 2.4%
$ 375 (c) African Export-Import Bank/The 2.634% 5/17/26 $ 350,205
1,000 (c),(d) Akbank TAS 6.800% 2/06/26 1,001,110
500 (c) Banco do Brasil SA/Cayman 6.000% 3/18/31 486,750
1,050 (c) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720% 8/11/31 929,807
500 (c) Bangkok Bank PCL/Hong Kong 3.466% 9/23/36 416,741
2,625 Bank of America Corp 5.819% 9/15/29 2,669,414
1,000 Bank of America Corp 5.468% 1/23/35 993,429
1,035 (c) Banque Ouest Africaine de Developpement 4.700% 10/22/31 892,750
1,300 Barclays PLC 6.490% 9/13/29 1,344,032
1,000 Citibank NA 5.570% 4/30/34 1,013,932
1,475 Deutsche Bank AG/New York NY 3.961% 11/26/25 1,460,759
1,675 (c) Development Bank of Kazakhstan JSC 2.950% 5/06/31 1,385,992
375 (c) Grupo Aval Ltd 4.375% 2/04/30 313,276
1,000 JPMorgan Chase & Co 1.470% 9/22/27 915,110
2,335 JPMorgan Chase & Co 5.766% 4/22/35 2,385,355
1,000 Morgan Stanley Bank NA 5.882% 10/30/26 1,012,225
1,500 (c) NatWest Markets PLC 5.410% 5/17/29 1,495,492
500 (c) Turkiye Garanti Bankasi AS 7.177% 5/24/27 494,066
290 (c) Turkiye Garanti Bankasi AS 8.375% 2/28/34 289,542
Total Banks 19,849,987
Capital Goods - 1.4%
1,730 AerCap Holdings NV 5.875% 10/10/79 1,718,371
1,825 (c) Albion Financing 2 Sarl 8.750% 4/15/27 1,841,066
1,000 (c) Alta Equipment Group Inc , (WI/DD) 9.000% 6/01/29 967,290
1,100 Boeing Co/The 5.805% 5/01/50 984,973
1,000 Honeywell International Inc 5.250% 3/01/54 969,460
1,140 (c) Husky Injection Molding Systems Ltd / Titan Co-Borrower
LLC
9.000% 2/15/29 1,170,812
1,275 (c) Sisecam UK PLC 8.625% 5/02/32 1,297,313
900 (c) Sociedad Quimica y Minera de Chile SA 6.500% 11/07/33 927,008
1,065 (c) Windsor Holdings III LLC 8.500% 6/15/30 1,112,719
Total Capital Goods 10,989,012
Consumer Discretionary Distribution & Retail - 0.9%
1,450 (c) JSM Global Sarl 4.750% 10/20/30 263,219
635 Kohl's Corp 4.625% 5/01/31 512,083
850 Lowe's Cos Inc 4.250% 4/01/52 667,742
1,125 (c) Michaels Cos Inc/The 5.250% 5/01/28 912,509
1,000 (c) Michaels Cos Inc/The 7.875% 5/01/29 680,095
2,000 (c) Prosus NV 3.257% 1/19/27 1,850,663
725 (c) Prosus NV 3.680% 1/21/30 633,667
1,000 (c) Staples Inc , (WI/DD) 10.750% 9/01/29 967,607
500 (c) Velocity Vehicle Group LLC 8.000% 6/01/29 508,125
Total Consumer Discretionary Distribution & Retail 6,995,710
Consumer Services - 0.3%
990 (c),(d) Cinemark USA Inc 5.250% 7/15/28 924,300
500 (c) GENM Capital Labuan Ltd 3.882% 4/19/31 436,281
1,135 Sands China Ltd 3.250% 8/08/31 953,310
Total Consumer Services 2,313,891
Energy - 3.0%
1,225 Cheniere Energy Partners LP 4.500% 10/01/29 1,164,147
940 (c) Civitas Resources Inc 8.750% 7/01/31 1,003,557
800 (c) Cosan Luxembourg SA 5.500% 9/20/29 758,651
750 Diamondback Energy Inc 4.400% 3/24/51 600,765
450 Ecopetrol SA 4.625% 11/02/31 366,627
575 Ecopetrol SA 6.875% 4/29/30 549,995

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 1,000 Ecopetrol SA 5.875% 11/02/51 $ 692,529
100 Ecopetrol SA 5.875% 5/28/45 71,821
2,000 (c) EIG Pearl Holdings Sarl 3.545% 8/31/36 1,696,044
300 (c) Empresa Nacional del Petroleo 6.150% 5/10/33 299,732
900 (c) Empresa Nacional del Petroleo 3.450% 9/16/31 762,613
826 (c) Energean Israel Finance Ltd, Reg S 5.375% 3/30/28 744,895
1,250 Energy Transfer LP 5.550% 5/15/34 1,229,109
850 Enterprise Products Operating LLC 5.350% 1/31/33 853,120
1,700 (c) Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/36 1,363,792
985 Genesis Energy LP / Genesis Energy Finance Corp 8.250% 1/15/29 1,009,097
330 Marathon Oil Corp 5.300% 4/01/29 330,800
500 (c) Medco Laurel Tree Pte Ltd 6.950% 11/12/28 485,637
500 (c) MEDCO MAPLE TREE PTE LTD 8.960% 4/27/29 516,822
850 MPLX LP 2.650% 8/15/30 726,041
990 (c) PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/30 1,016,956
500 (c) Pertamina Persero PT 1.400% 2/09/26 464,436
200 (c) Petroleos del Peru SA 4.750% 6/19/32 144,228
1,490 Petroleos Mexicanos 6.700% 2/16/32 1,248,367
559 Petroleos Mexicanos 7.690% 1/23/50 407,187
100 Petroleos Mexicanos 6.750% 9/21/47 67,167
1,000 (c) SierraCol Energy Andina LLC 6.000% 6/15/28 896,740
1,000 (c) Thaioil Treasury Center Co Ltd 2.500% 6/18/30 839,025
270 TotalEnergies Capital SA 5.488% 4/05/54 266,881
1,780 Transcanada Trust 5.500% 9/15/79 1,627,784
1,020 (c) Venture Global LNG Inc 9.875% 2/01/32 1,093,741
440 (c) Venture Global LNG Inc 8.125% 6/01/28 449,678
1,000 Williams Cos Inc/The 4.900% 3/15/29 982,371
Total Energy 24,730,355
Equity Real Estate Investment Trusts (REITs) - 0.9%
900 Essential Properties LP 2.950% 7/15/31 732,791
1,500 Kite Realty Group LP 4.000% 10/01/26 1,444,487
1,000 Kite Realty Group Trust 4.750% 9/15/30 949,456
2,138 SITE Centers Corp 3.625% 2/01/25 2,110,320
591 SITE Centers Corp 4.250% 2/01/26 582,125
465 SITE Centers Corp 4.700% 6/01/27 461,200
1,000 (c) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.500% 2/15/28 1,000,162
Total Equity Real Estate Investment Trusts (REITs) 7,280,541
Financial Services - 1.6%
1,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000% 10/29/28 903,506
1,200 Apollo Global Management Inc 5.800% 5/21/54 1,186,457
500 (b),(c) Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
0.052% spread)
5.100% 6/07/25 494,200
600 (c) DAE Funding LLC 3.375% 3/20/28 548,888
1,400 (c) ENN Clean Energy International Investment Ltd 3.375% 5/12/26 1,332,820
1,000 (c) HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/26 939,753
500 (b),(c) Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
0.094% spread)
14.765% 4/22/25 483,400
1,000 (c) Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750% 1/15/29 1,025,913
250 (b),(c) Matterhorn Re Ltd (SOFR reference rate + 0.053% spread) 5.889% 3/24/25 239,200
1,600 Morgan Stanley 5.656% 4/18/30 1,620,943
1,095 OneMain Finance Corp 3.500% 1/15/27 1,012,760
1,000 (c) PennyMac Financial Services Inc 7.875% 12/15/29 1,023,847
1,000 (b),(c) Sanders Re Ltd (3-Month U.S. Treasury Bill reference rate +
0.031% spread)
3.250% 4/07/25 976,400
900 (c) UBS Group AG 6.301% 9/22/34 939,664
Total Financial Services 12,727,751

Principal
Amount (000)   Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 1.1%
$ 1,200 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375% 6/29/28 $ 1,041,745
750 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 659,386
625 Anheuser-Busch InBev Worldwide Inc 5.000% 6/15/34 614,315
1,200 (c) Bimbo Bakeries USA Inc 6.050% 1/15/29 1,230,678
1,200 (c) Cia Cervecerias Unidas SA 3.350% 1/19/32 1,036,281
1,500 Coca-Cola Consolidated Inc 5.450% 6/01/34 1,508,220
950 Constellation Brands Inc 2.875% 5/01/30 830,505
1,000 (c) Triton Water Holdings Inc 6.250% 4/01/29 924,035
1,075 (c) Ulker Biskuvi Sanayi AS 6.950% 10/30/25 1,068,350
Total Food, Beverage & Tobacco 8,913,515
Health Care Equipment & Services - 0.4%
1,000 (c) CHS/Community Health Systems Inc 10.875% 1/15/32 1,033,244
700 CVS Health Corp 5.050% 3/25/48 603,418
900 HCA Inc 3.500% 9/01/30 805,356
1,045 (c) LifePoint Health Inc 11.000% 10/15/30 1,151,219
Total Health Care Equipment & Services 3,593,237
Insurance - 1.2%
1,600 (c) Allianz SE 6.350% 9/06/53 1,652,728
1,655 (c) Ardonagh Group Finance Ltd 8.875% 2/15/32 1,631,003
500 (b),(c) Bonanza RE Ltd2020 A (3-Month U.S. Treasury Bill reference rate + 0.049% spread)
10.318% 12/23/24 478,150
250 (b),(c) Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate +
0.058% spread)
11.175% 3/16/25 234,725
1,300 (c) Panther Escrow Issuer LLC 7.125% 6/01/31 1,310,818
550 (b),(c) Residential Reinsurance 2020 Ltd2020 A (3-Month U.S.
Treasury Bill reference rate + 0.060% spread)
6.510% 12/06/24 529,925
1,000 (c) Sammons Financial Group Inc 6.875% 4/15/34 1,016,543
500 (b),(c) Vitality Re XII Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 0.023% spread)
2.250% 1/07/25 499,800
1,000 (b),(c) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate
+ 0.035% spread)
8.888% 1/05/27 1,015,800
1,000 (b),(c) Vitality Re XV Ltd (3-Month U.S. Treasury Bill reference rate +
0.025% spread)
7.895% 1/07/28 998,600
Total Insurance 9,368,092
Materials - 2.3%
1,700 (c) Alpek SAB de CV 4.250% 9/18/29 1,556,599
1,500 Amcor Finance USA Inc 3.625% 4/28/26 1,443,810
1,675 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 1,456,649
700 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 627,359
875 (c) Cemex SAB de CV 9.125% 12/30/49 940,457
325 (c) Corp Nacional del Cobre de Chile 6.440% 1/26/36 331,122
950 (c) EverArc Escrow Sarl 5.000% 10/30/29 843,066
1,120 (c) Freeport Indonesia PT 5.315% 4/14/32 1,080,102
710 (c) Inversiones CMPC SA 6.125% 6/23/33 712,339
1,325 (c) Mineral Resources Ltd 9.250% 10/01/28 1,393,007
225 (c) Nexa Resources SA 6.750% 4/09/34 226,440
1,025 (c) OCP SA 3.750% 6/23/31 864,567
1,325 (c) Orbia Advance Corp SAB de CV 1.875% 5/11/26 1,230,775
725 Sasol Financing USA LLC 4.375% 9/18/26 678,778
500 (c) Sasol Financing USA LLC 8.750% 5/03/29 500,157
1,000 (c) SunCoke Energy Inc 4.875% 6/30/29 898,623
1,500 Suzano Austria GmbH 3.125% 1/15/32 1,210,431
990 (c) Tronox Inc 4.625% 3/15/29 898,321
900 (c) UltraTech Cement Ltd 2.800% 2/16/31 755,002
1,000 WRKCo Inc 3.000% 9/15/24 992,010
Total Materials 18,639,614

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment - 0.7%
$ 535 (d) Baidu Inc 1.625% 2/23/27 $ 484,899
1,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/01/29 935,945
750 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900% 6/01/52 470,692
1,150 Comcast Corp 2.800% 1/15/51 704,994
350 (c) CSC Holdings LLC 11.250% 5/15/28 282,408
1,430 (c) Gray Television Inc , (WI/DD) 10.500% 7/15/29 1,420,516
925 (c) LCPR Senior Secured Financing DAC 5.125% 7/15/29 776,504
700 Warnermedia Holdings Inc 5.050% 3/15/42 578,504
Total Media & Entertainment 5,654,462
Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
750 AbbVie Inc 5.400% 3/15/54 739,343
1,050 Amgen Inc 5.650% 3/02/53 1,036,288
1,500 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/28 1,467,909
750 Pfizer Investment Enterprises Pte Ltd 5.300% 5/19/53 717,022
670 Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/31 735,504
Total Pharmaceuticals, Biotechnology & Life Sciences 4,696,066
Semiconductors & Semiconductor Equipment - 0.2%
1,200 (c) SK Hynix Inc 1.500% 1/19/26 1,122,782
675 TSMC Arizona Corp 3.875% 4/22/27 651,703
Total Semiconductors & Semiconductor Equipment 1,774,485
Software & Services - 0.4%
2,075 (c) Ahead DB Holdings LLC 6.625% 5/01/28 1,924,563
700 Oracle Corp 5.550% 2/06/53 660,950
1,000 Rocket Software Inc 9.000% 11/28/28 1,015,732
Total Software & Services 3,601,245
Telecommunication Services - 1.5%
360 (c) Altice France SA 8.125% 2/01/27 277,494
1,185 AT&T Inc 3.500% 9/15/53 800,334
500 AT&T Inc 3.800% 12/01/57 348,094
1,400 (c) C&W Senior Finance Ltd 6.875% 9/15/27 1,334,844
775 (c) CT Trust 5.125% 2/03/32 672,421
975 (c) Empresa Nacional de Telecomunicaciones SA 3.050% 9/14/32 774,498
865 (c) Iliad Holding SASU 8.500% 4/15/31 875,563
770 (c) Iliad Holding SASU 6.500% 10/15/26 764,538
1,000 (c) Level 3 Financing Inc 10.500% 4/15/29 997,502
1,000 (c) Level 3 Financing Inc 10.500% 5/15/30 989,471
1,000 (c) Liberty Costa Rica Senior Secured Finance 10.875% 1/15/31 1,053,500
139 (c) Millicom International Cellular SA2028 2028 5.125% 1/15/28 131,246
875 (c),(d) Sitios Latinoamerica SAB de CV 5.375% 4/04/32 808,760
1,000 T-Mobile USA Inc 2.250% 11/15/31 811,237
1,690 Verizon Communications Inc 1.750% 1/20/31 1,357,772
Total Telecommunication Services 11,997,274
Transportation - 1.0%
500 (c) Adani Ports & Special Economic Zone Ltd 3.100% 2/02/31 386,263
1,241 American Airlines 2021-1 Class A Pass Through Trust2021
2021
2.875% 7/11/34 1,050,154
2,500 (c) Brightline East LLC 11.000% 1/31/30 2,370,482
1,500 (c),(d) GN Bondco LLC 9.500% 10/15/31 1,366,557
500 (c) Grupo Aeromexico SAB de CV 8.500% 3/17/27 499,070
1,000 (c) Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd
5.750% 1/20/26 922,104
740 (c) MISC Capital Two Labuan Ltd 3.750% 4/06/27 706,003

Principal
Amount (000)   Description (a) Coupon Maturity Value
Transportation (continued)
$ 1,000 (c) Transnet SOC Ltd 8.250% 2/06/28 $ 986,094
Total Transportation 8,286,727
Utilities - 1.9%
1,300 AEP Transmission Co LLC 3.750% 12/01/47 970,043
1,035 (c) AES Espana BV 5.700% 5/04/28 968,941
1,191 (c) Alfa Desarrollo SpA2021 1 4.550% 9/27/51 889,591
900 Duke Energy Progress LLC 5.350% 3/15/53 848,750
800 (c) Empresas Publicas de Medellin ESP 4.375% 2/15/31 657,101
1,000 (c) EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA
5.375% 12/30/30 835,031
950 (c) Eskom Holdings SOC Ltd 6.350% 8/10/28 907,524
1,125 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/01/29 1,062,144
1,050 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/01/26 1,025,315
750 Interstate Power and Light Co 3.100% 11/30/51 473,402
875 (c) Israel Electric Corp Ltd, Reg S 3.750% 2/22/32 713,849
250 (c) NPC Ukrenergo 6.875% 11/09/28 91,250
1,500 (c) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4.500% 7/14/28 1,352,445
515 (c) RWE Finance US LLC 5.875% 4/16/34 515,502
960 (c) RWE Finance US LLC 6.250% 4/16/54 957,705
712 (c) Sweihan PV Power Co PJSC2022 1 3.625% 1/31/49 563,807
1,000 (c) Talen Energy Supply LLC 8.625% 6/01/30 1,072,552
586 (c) UEP Penonome II SA2020 1 6.500% 10/01/38 487,732
1,000 Wisconsin Power and Light Co 5.375% 3/30/34 987,150
Total Utilities 15,379,834
Total Corporate Bonds
(cost $188,931,002) 178,650,101
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 15.0% X 121,250,012
1,180 (c) Aaset 2021-2 Trust, 2021 2A 2.798% 1/15/47 $ 1,041,311
600 (b),(c) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M
reference rate + 0.027% spread), 2021 FL4
8.035% 12/18/37 573,182
2,000 (c) Adams Outdoor Advertising LP, 2023 1 6.967% 7/15/53 2,059,446
1,400 (b),(c) AGL CLO 19 Ltd, (TSFR3M reference rate + 0.028% spread),
2022 19A
8.075% 7/21/35 1,403,340
1,000 (c) Alterna Funding III LLC, 2024 1A 7.136% 5/16/39 1,000,000
1,000 (c) Alterna Funding III LLC, 2024 1A 6.260% 5/16/39 1,000,000
578 (b) Ameriquest Mortgage Securities Inc Asset Back Ser 2004-
R1, (TSFR1M reference rate + 0.071% spread), 2004 R1
2.788% 2/25/34 546,724
850 (c) Avis Budget Rental Car Funding AESOP LLC, 2021 1A 2.130% 8/20/27 778,996
2,947 (c) Bojangles Issuer LLC, 2020 1A 3.832% 10/20/50 2,792,417
2,625 (b),(c) Boyce Park Clo Ltd, (TSFR3M reference rate + 0.031%
spread), 2022 1A
8.425% 4/21/35 2,630,502
2,250 (c) Brex Commercial Charge Card Master Trust, 2024 1 6.680% 7/15/27 2,240,992
271 (c) British Airways 2020-1 Class B Pass Through Trust, 2020 A 8.375% 11/15/28 282,413
1,474 (c) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 3.100% 12/15/50 1,313,895
1,250 (c) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 4.690% 12/15/50 1,091,772
1,150 (c) CARS-DB4 LP, 2020 1A 4.520% 2/15/50 1,052,836
631 (c) CARS-DB5 LP, 2021 1A 1.920% 8/15/51 566,482
1,066 Carvana Auto Receivables Trust 2021-N4, 2021 N4 2.300% 9/11/28 1,028,418
675 (c) CF Hippolyta Issuer LLC, 2020 1 2.600% 7/15/60 557,795
1,349 (c) CF Hippolyta Issuer LLC, 2020 1 2.280% 7/15/60 1,251,579
1,000 (b),(c) CIFC Funding 2018-II Ltd, (3-Month LIBOR reference rate +
0.031% spread), 2018 2A
5.560% 4/20/31 1,002,569
2,125 (b),(c) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 0.034%
spread), 2020 1A
8.690% 7/15/36 2,132,911

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 2,000 (b),(c) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 0.023%
spread), 2020 1A
7.590% 7/15/36 $ 2,005,038
385 (b),(c) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
0.068% spread), 2020 2A
12.086% 10/20/34 387,484
1,760 (b),(c) CIFC Funding 2020-II Ltd, (TSFR3M reference rate + 0.033%
spread), 2020 2A
8.636% 10/20/34 1,765,539
1,305 (b),(c) CIFC Funding 2020-II Ltd, (TSFR3M reference rate + 0.023%
spread), 2020 2A
7.636% 10/20/34 1,307,598
2,500 (b),(c) CIFC Funding 2022-IV Ltd, (SOFR reference rate + 0.036%
spread), 2022 4A
8.878% 7/16/35 2,511,965
2,410 (c) Cologix Data Centers US Issuer LLC, 2021 1A 3.300% 12/26/51 2,206,674
2,000 (c) Concord Music Royalties LLC, 2022 1A 6.500% 1/20/73 2,002,121
3,000 (c) Crescendo Royalty Funding LP, 2021 1 3.567% 12/20/51 2,790,718
1,000 (c) CyrusOne Data Centers Issuer I LLC, 2023 2A 5.560% 11/20/48 976,707
1,568 (c) CyrusOne Data Centers Issuer I LLC, 2023 1A 5.450% 4/20/48 1,452,493
1,170 (c) DB Master Finance LLC, 2021 1A 2.045% 11/20/51 1,069,237
630 (c) DB Master Finance LLC, 2019 1A 4.021% 5/20/49 607,453
1,170 (c) DB Master Finance LLC, 2021 1A 2.493% 11/20/51 1,024,112
119 (c) Diamond Resorts Owner Trust 2021-1, 2021 1A 3.830% 11/21/33 108,819
119 (c) Diamond Resorts Owner Trust 2021-1, 2021 1A 2.700% 11/21/33 112,613
1,440 (c) Domino's Pizza Master Issuer LLC, 2019 1A 3.668% 10/25/49 1,305,144
972 (c) Domino's Pizza Master Issuer LLC, 2021 1A 2.662% 4/25/51 857,067
1,300 (b),(c) Elmwood CLO 20 Ltd, (TSFR3M reference rate + 0.037%
spread), 2022 7A
8.973% 1/17/37 1,324,692
1,500 (b),(c) Elmwood CLO 26 Ltd, (TSFR3M reference rate + 0.036%
spread), 2024 1A
8.891% 4/18/37 1,539,904
2,815 (c) EWC Master Issuer LLC, 2022 1A 5.500% 3/15/52 2,665,871
2,000 (c) Frontier Issuer LLC, 2023 1 6.600% 8/20/53 2,019,600
1,000 (c) Frontier Issuer LLC, 2023 1 11.500% 8/20/53 1,017,230
1,000 (c) Frontier Issuer LLC, 2023 1 8.300% 8/20/53 1,024,607
2,000 (b),(c) GRACIE POINT INTERNATIONAL FUNDING 2023-2,
(SOFR90A reference rate + 0.054% spread), 2023 2A
10.749% 3/01/27 2,014,437
2,902 (c) Hardee's Funding LLC, 2020 1A 3.981% 12/20/50 2,602,951
750 (c) Hertz Vehicle Financing LLC, 2021 1A 2.050% 12/26/25 736,429
1,150 (c) HI-FI Music IP Issuer LP, 2022 1A 3.939% 2/01/62 1,077,505
299 (c) Hilton Grand Vacations Trust 2019-A, 2019 AA 2.840% 7/25/33 286,507
1,499 (c) Horizon Aircraft Finance II Ltd, 2019 1 3.721% 7/15/39 1,363,671
816 (c) Horizon Aircraft Finance III Ltd, 2019 2 3.425% 11/15/39 703,025
1,000 (c) Hotwire Funding LLC, 2024 1A 6.672% 6/20/54 997,443
1,000 (c) Hotwire Funding LLC, 2021 1 2.658% 11/20/51 902,594
1,025 (c) Hpefs Equipment Trust 2022-2, 2022 2A 4.940% 3/20/30 1,015,003
1,250 (c),(e) Industrial DPR Funding Ltd, 2022 1A 5.380% 4/15/34 1,055,162
2,205 (c) Jonah Energy Abs I LLC, 2022 1 7.200% 11/20/37 2,186,536
1,466 (c) Lunar 2021-1 Structured Aircraft Portfolio Notes, 2021 1 5.682% 10/15/46 1,310,844
1,500 (b),(c) Madison Park Funding XXXVI Ltd, (TSFR3M reference rate +
0.035% spread), 2019 36A
5.981% 4/15/35 1,507,363
1,500 (b),(c) Magnetite XXIII Ltd, (TSFR3M reference rate + 0.023%
spread), 2019 23A
7.635% 1/25/35 1,502,444
70 (c) MAPS 2018-1 Ltd, 2018 1A 4.212% 5/15/43 65,290
198 (c) MAPS 2021-1 Trust, 2021 1A 2.521% 6/15/46 176,196
1,000 (c) Mercury Financial Credit Card Master Trust, 2023 1A 9.590% 9/20/27 1,002,391
1,000 (c) Mercury Financial Credit Card Master Trust, 2023 1A 8.040% 9/20/27 1,007,184
2,000 (c) MetroNet Infrastructure Issuer LLC, 2022 1A 6.350% 10/20/52 2,009,547
1,000 (c) MetroNet Infrastructure Issuer LLC, 2023 1A 8.010% 4/20/53 1,015,110
410 (c) MVW 2019-2 LLC, 2019 2A 2.680% 10/20/38 386,437
158 (c) MVW 2021-1W LLC, 2021 1WA 1.940% 1/22/41 145,744
298 (c) MVW Owner Trust 2019-1, 2019 1A 3.330% 11/20/36 287,763
660 (b),(c) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M
reference rate + 0.061% spread), 2021 40A
11.439% 4/16/33 662,699
1,625 (b),(c) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 0.032% spread), 2022 48A
8.524% 4/25/36 1,627,485

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES (continued)
$ 1,000 (b),(c) Neuberger Berman Loan Advisers NBLA CLO 53 Ltd,
(TSFR3M reference rate + 0.076% spread), 2023 23-53A
12.948% 10/24/32 $ 1,021,262
1,000 (c) Oak Street Investment Grade Net Lease Fund Series 2021-1,
2021 1A
4.230% 1/20/51 899,405
2,175 (b),(c) OHA Credit Funding 4 Ltd, (TSFR3M reference rate +
0.035% spread), 2019 4A
4.336% 10/22/36 2,179,567
161 (c) Oportun Funding XIV LLC, 2021 A 5.400% 3/08/28 152,381
161 (c) Oportun Funding XIV LLC, 2021 A 3.440% 3/08/28 154,707
350 (c) Oportun Issuance Trust 2021-C, 2021 C 5.570% 10/08/31 315,095
617 (c) Oportun Issuance Trust 2021-C, 2021 C 3.610% 10/08/31 581,474
1,000 (b),(c) Palmer Square CLO 2021-3 Ltd, (TSFR3M reference rate +
0.032% spread), 2021 3A
5.462% 1/15/35 1,002,382
2,500 (b),(c) Palmer Square CLO 2022-1 Ltd, (TSFR3M reference rate +
0.031% spread), 2022 1A
8.375% 4/20/35 2,503,978
2,000 (b),(c) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
0.053% spread), 2023 1A
10.625% 1/20/36 2,042,740
1,232 (c) Purewest Funding LLC, 2021 1 4.091% 12/22/36 1,191,515
1,981 (c) Sesac Finance LLC, 2019 1 5.216% 7/25/49 1,920,406
318 (c) Settlement Fee Finance 2019-1 LLC, 2019 1A 3.840% 11/01/49 315,454
121 (c) Sierra Timeshare 2019-2 Receivables Funding LLC, 2019 2A 4.540% 5/20/36 120,041
115 (c) Sierra Timeshare 2019-3 Receivables Funding LLC, 2019 3A 4.180% 8/20/36 113,345
98 (c) Sierra Timeshare 2021-1 Receivables Funding LLC, 2021 1A 1.790% 11/20/37 92,548
1,858 (c) Sonic Capital LLC, 2020 1A 3.845% 1/20/50 1,753,205
1,000 (c) Sotheby's Artfi Master Trust, 2024 1A 8.380% 12/22/31 1,004,387
838 (c) Start II LTD, 2019 1 5.095% 3/15/44 754,748
2,584 (c) Taco Bell Funding LLC, 2021 1A 2.294% 8/25/51 2,219,640
1,500 (b),(c) TCW CLO 2021-2 Ltd, (3-Month LIBOR reference rate +
0.071% spread), 2021 2A
6.985% 7/25/34 1,505,427
1,000 (b),(c) TICP CLO XIV Ltd, (TSFR3M reference rate + 0.019%
spread), 2019 14A
7.236% 10/20/32 1,002,611
1,000 (b),(c) Unity-Peace Park CLO Ltd, (TSFR3M reference rate + 0.020%
spread), 2022 1A
7.325% 4/20/35 1,003,229
3,000 (c) VB-S1 Issuer LLC - VBTEL, 2022 1A 4.288% 2/15/52 2,778,344
801 (c) Vivint Solar Financing V LLC, 2018 1A 7.370% 4/30/48 742,562
167 (c) VR Funding LLC, 2020 1A 6.420% 11/15/50 155,894
892 (c) VR Funding LLC, 2020 1A 2.790% 11/15/50 796,433
1,406 (c) Wendy's Funding LLC, 2018 1A 3.884% 3/15/48 1,313,061
846 (c) Wendy's Funding LLC, 2021 1A 2.370% 6/15/51 730,480
894 (c) Willis Engine Structured Trust VI, 2021 A 3.104% 5/15/46 801,011
1,437 (c) Willis Engine Structured Trust VII, 2023 A 8.000% 10/15/48 1,516,132
535 (c) Zaxbys Funding LLC, 2021 1A 3.238% 7/30/51 470,086
1,000 (c) Ziply Fiber Issuer LLC, 2024 1A 7.810% 4/20/54 1,012,706
1,000 (c) Ziply Fiber Issuer LLC, 2024 1A 11.170% 4/20/54 1,005,730
Total Asset-Backed Securities
(cost $124,394,067) 121,250,012
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 9.0% X 72,773,582
Angola - 0.1%
$ 1,050 (c) Angolan Government International Bond 8.750% 4/14/32 $ 940,300
Total Angola 940,300
Bahrain - 0.1%
500 (c) Bahrain Government International Bond 6.000% 9/19/44 411,650
Total Bahrain 411,650
Benin - 0.1%
1,050 (c) Benin Government International Bond 7.960% 2/13/38 981,870
Total Benin 981,870

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Brazil - 0.3%
$ 1,575 Brazilian Government International Bond 7.125% 5/13/54 $ 1,537,874
570 Brazilian Government International Bond 6.000% 10/20/33 551,497
Total Brazil 2,089,371
Chile - 0.1%
1,500 Chile Government International Bond 3.100% 5/07/41 1,085,161
Total Chile 1,085,161
Colombia - 0.3%
1,825 Colombia Government International Bond 5.000% 6/15/45 1,276,419
825 Colombia Government International Bond 5.200% 5/15/49 578,169
Total Colombia 1,854,588
Costa Rica - 0.1%
905 (c) Costa Rica Government International Bond 5.625% 4/30/43 800,838
Total Costa Rica 800,838
Cote d'Ivoire - 0.3%
1,175 (c) Ivory Coast Government International Bond 6.125% 6/15/33 1,042,813
746 (c) Ivory Coast Government International Bond 2032 144A 5.750% 12/31/32 696,958
350 (c) Ivory Coast Government International Bond 8.250% 1/30/37 340,812
Total Cote d'Ivoire 2,080,583
Dominican Republic - 0.2%
1,000 (c) Dominican Republic International Bond 4.500% 1/30/30 908,619
835 (c) Dominican Republic International Bond 5.300% 1/21/41 705,960
Total Dominican Republic 1,614,579
Ecuador - 0.0%
380 (c) Ecuador Government International Bond 5.000% 7/31/30 254,668
Total Ecuador 254,668
Egypt - 0.2%
1,650 (c) Egypt Government International Bond 8.500% 1/31/47 1,285,842
Total Egypt 1,285,842
Ghana - 0.0%
650 (c) Ghana Government International Bond 8.125% 3/26/32 334,750
Total Ghana 334,750
Guatemala - 0.1%
500 (c) Guatemala Government Bond 6.600% 6/13/36 498,750
Total Guatemala 498,750
Honduras - 0.1%
1,125 (c) Honduras Government International Bond 5.625% 6/24/30 974,531
Total Honduras 974,531
Hungary - 0.1%
800 Hungary Government International Bond 7.625% 3/29/41 901,389
300 (c) Magyar Export-Import Bank Zrt 6.125% 12/04/27 300,814
Total Hungary 1,202,203
Indonesia - 0.1%
950 (c) Perusahaan Penerbit SBSN Indonesia III 3.800% 6/23/50 709,423
Total Indonesia 709,423
Iraq - 0.2%
1,508 (c) Iraq International Bond 5.800% 1/15/28 1,426,397
Total Iraq 1,426,397

Principal
Amount (000)   Description (a) Coupon Maturity Value
Israel - 0.1%
$ 600 Israel Government International Bond 5.750% 3/12/54 $ 542,124
250 Israel Government International Bond 5.375% 3/12/29 245,062
350 State of Israel 3.375% 1/15/50 222,250
Total Israel 1,009,436
Jamaica - 0.0%
330 Jamaica Government International Bond 6.750% 4/28/28 335,874
Total Jamaica 335,874
Jordan - 0.2%
600 (c) Jordan Government International Bond 5.850% 7/07/30 549,900
600 (c) Jordan Government International Bond 7.375% 10/10/47 521,633
Total Jordan 1,071,533
Kazakhstan - 0.1%
975 (c) Kazakhstan Government International Bond 6.500% 7/21/45 1,092,086
Total Kazakhstan 1,092,086
Kenya - 0.2%
1,445 (c) Republic of Kenya Government International Bond 6.300% 1/23/34 1,141,101
500 (c) Republic of Kenya Government International Bond 9.750% 2/16/31 498,750
Total Kenya 1,639,851
Mexico - 0.8%
3,325 Mexico Government International Bond 4.280% 8/14/41 2,600,246
1,975 Mexico Government International Bond 6.400% 5/07/54 1,900,952
1,966 Mexico Government International Bond 4.750% 3/08/44 1,588,163
1,000 Mexico Government International Bond 4.750% 4/27/32 927,500
Total Mexico 7,016,861
Mongolia - 0.1%
795 (c) Mongolia Government International Bond 4.450% 7/07/31 668,480
Total Mongolia 668,480
Morocco - 0.1%
850 (c) Morocco Government International Bond 5.500% 12/11/42 737,467
Total Morocco 737,467
Nigeria - 0.0%
415 (c) Nigeria Government International Bond 7.875% 2/16/32 365,569
325 (c) Nigeria Government International Bond 8.375% 3/24/29 309,510
Total Nigeria 675,079
Oman - 0.1%
575 (c) Oman Government International Bond 6.500% 3/08/47 563,212
Total Oman 563,212
Panama - 0.2%
1,360 Panama Bonos del Tesoro 3.362% 6/30/31 1,080,520
1,025 Panama Government International Bond 8.000% 3/01/38 1,071,787
Total Panama 2,152,307
Paraguay - 0.1%
550 (c) Paraguay Government International Bond 5.600% 3/13/48 485,922
200 (c) Paraguay Government International Bond 6.000% 2/09/36 198,260
Total Paraguay 684,182
Peru - 0.1%
1,050 Peruvian Government International Bond 3.300% 3/11/41 760,908
Total Peru 760,908

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Philippines - 0.2%
$ 550 Philippine Government International Bond 6.375% 10/23/34 $ 594,572
495 Philippine Government International Bond 4.200% 3/29/47 398,224
Total Philippines 992,796
Poland - 0.1%
630 Republic of Poland Government International Bond 5.500% 4/04/53 608,309
Total Poland 608,309
Qatar - 0.1%
850 (c) Qatar Government International Bond 4.817% 3/14/49 772,856
Total Qatar 772,856
Republic of Serbia - 0.1%
1,125 (c) Serbia International Bond 6.500% 9/26/33 1,128,429
Total Republic of Serbia 1,128,429
Romania - 0.3%
750 (c) Romanian Government International Bond 5.875% 1/30/29 742,500
600 (c) Romanian Government International Bond 6.125% 1/22/44 567,802
450 (c) Romanian Government International Bond 7.625% 1/17/53 487,179
Total Romania 1,797,481
Rwanda - 0.1%
1,375 (c) Rwanda International Government Bond 5.500% 8/09/31 1,111,536
Total Rwanda 1,111,536
Saudi Arabia - 0.1%
1,365 (c) Saudi Government International Bond 3.750% 1/21/55 952,770
Total Saudi Arabia 952,770
Senegal - 0.1%
700 (c) Senegal Government International Bond 6.750% 3/13/48 509,068
475 (c) Senegal Government International Bond 6.250% 5/23/33 400,254
Total Senegal 909,322
South Africa - 0.2%
1,900 Republic of South Africa Government International Bond 5.375% 7/24/44 1,368,000
Total South Africa 1,368,000
Turkey - 0.3%
1,025 Turkiye Government International Bond 7.625% 5/15/34 1,027,808
450 Turkiye Government International Bond 9.125% 7/13/30 488,700
750 (c) Turkiye Ihracat Kredi Bankasi AS 5.750% 7/06/26 730,312
Total Turkey 2,246,820
Ukraine - 0.0%
225 (c) Ukraine Government International Bond 7.750% 9/01/29 65,250
Total Ukraine 65,250
United States - 2.8%
15,000 United States Treasury Note/Bond 4.500% 2/15/44 14,557,031
8,000 United States Treasury Note/Bond 4.625% 5/15/44 7,912,500
Total United States 22,469,531
Uzbekistan - 0.1%
1,075 (c) Republic of Uzbekistan International Bond 5.375% 2/20/29 1,001,094
Total Uzbekistan 1,001,094

Principal
Amount (000)   Description (a) Coupon Maturity Value
Vietnam - 0.0%
$ 400 (c) Vietnam Government International Bond 4.800% 11/19/24 $ 396,608
Total Vietnam 396,608
Total Sovereign Debt
(cost $78,473,243) 72,773,582
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 7.5% X 60,660,698
Automobiles & Components - 0.2%
$ 1,735 General Motors Financial Co Inc 5.700% N/A (f) $ 1,629,348
Total Automobiles & Components 1,629,348
Banks - 2.6%
500 (c) Banco del Estado de Chile 7.950% N/A (f) 515,900
1,500 Bank of America Corp 6.125% N/A (f) 1,496,241
1,685 Citigroup Inc 7.625% N/A (f) 1,751,032
2,000 CoBank ACB 6.250% N/A (f) 1,976,398
1,560 Huntington Bancshares Inc/OH 5.625% N/A (f) 1,449,621
2,460 JPMorgan Chase & Co 6.875% N/A (f) 2,538,442
2,450 JPMorgan Chase & Co 3.650% N/A (f) 2,299,617
2,000 PNC Financial Services Group Inc/The 3.400% N/A (f) 1,777,711
2,000 Truist Financial Corp 4.800% N/A (f) 1,953,965
1,415 Truist Financial Corp 5.100% N/A (f) 1,311,489
2,900 Wells Fargo & Co 3.900% N/A (f) 2,740,799
1,440 (d) Wells Fargo & Co 7.625% N/A (f) 1,516,342
Total Banks 21,327,557
Energy - 0.2%
1,400 Energy Transfer LP 6.500% N/A (f) 1,371,361
Total Energy 1,371,361
Equity Real Estate Investment Trusts (REITs) - 0.2%
1,500 (c) Prologis Targeted US Logistics Fund LP 5.500% 4/01/34 1,486,703
Total Equity Real Estate Investment Trusts (REITs) 1,486,703
Financial Services - 1.2%
2,050 Charles Schwab Corp/The 5.375% N/A (f) 2,017,585
1,955 (d) Goldman Sachs Group Inc 7.500% N/A (f) 2,036,662
2,000 Goldman Sachs Group Inc/The 3.800% N/A (f) 1,875,825
2,610 State Street Corp 6.700% N/A (f) 2,637,168
1,000 Voya Financial Inc 7.758% N/A (f) 1,028,313
Total Financial Services 9,595,553
Food, Beverage & Tobacco - 0.3%
2,730 (c) Land O' Lakes Inc 8.000% N/A (f) 2,347,800
Total Food, Beverage & Tobacco 2,347,800
Insurance - 1.0%
2,835 AXIS Specialty Finance LLC 4.900% 1/15/40 2,565,066
1,485 Enstar Finance LLC 5.500% 1/15/42 1,449,095
1,000 (c) Hanwha Life Insurance Co Ltd 3.379% 2/04/32 931,456
1,900 Prudential Financial Inc 6.500% 3/15/54 1,904,806
1,500 Prudential Financial Inc 6.000% 9/01/52 1,466,290
Total Insurance 8,316,713

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Materials - 0.1%
$ 1,125 (c) Cemex SAB de CV 5.125% N/A (f) $ 1,081,857
Total Materials 1,081,857
Media & Entertainment - 0.3%
2,185 Paramount Global 6.375% 3/30/62 1,991,427
Total Media & Entertainment 1,991,427
Telecommunication Services - 0.2%
1,000 (c) Network i2i Ltd 3.975% N/A (f) 950,591
800 (c) Network i2i Ltd 5.650% N/A (f) 792,539
Total Telecommunication Services 1,743,130
Utilities - 1.2%
3,050 Dominion Energy Inc 7.000% 6/01/54 3,148,703
1,500 Edison International 5.000% N/A (f) 1,428,078
2,035 Sempra 4.875% N/A (f) 1,985,734
1,500 Southern Co/The 4.000% 1/15/51 1,446,467
1,700 (c) Vistra Corp 8.875% N/A (f) 1,760,267
Total Utilities 9,769,249
Total $1,000 Par (or similar) Institutional Preferred
(cost $62,705,527) 60,660,698
Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 5.0% (g) X 40,822,742
Capital Goods - 0.2%
$ 225 Titan Acquisition Limited, Term
Loan B
10.326% SOFR180A 5.000% 2/01/29 $ 226,970
1,492 Windsor Holdings III, LLC, Term
Loan B
9.320% TSFR1M 4.000% 8/01/30 1,511,949
Total Capital Goods 1,738,919
Commercial & Professional Services - 0.1%
138 GFL Environmental Inc., First
Lien Term Loan
7.826% TSFR3M 2.500% 5/28/27 139,089
910 GTCR W Merger Sub LLC, Term
Loan B
8.309% SOFR30A 3.000% 1/31/31 914,991
Total Commercial & Professional Services 1,054,080
Consumer Discretionary Distribution & Retail - 1.5%
4,040 CNT Holdings I Corp ,Term
Loan , (WI/DD)
TBD TBD TBD TBD 4,064,704
4,040 CNT Holdings I Corp, Term Loan
, (WI/DD)
TBD TBD TBD TBD 4,064,705
2,476 CNT Holdings I Corp, Term Loan 8.830% TSFR3M 3.500% 11/08/27 2,490,872
516 Les Schwab Tire Centers, Term
Loan B
8.325% SOFR30A 3.000% 4/16/31 518,857
83 LS Group OpCo Acquisition
LLC, Term Loan , (WI/DD)
TBD TBD TBD TBD 83,380
429 PetSmart, Inc., Term Loan B 9.179% SOFR30A 3.750% 2/14/28 427,928
835 Wand NewCo 3, Inc., Term
Loan B
9.079% SOFR30A 3.750% 1/30/31 842,686
Total Consumer Discretionary Distribution & Retail 12,493,132
Consumer Durables & Apparel - 0.1%
436 Weber-Stephen Products LLC,
Term Loan B
8.694% SOFR30A 3.250% 10/29/27 408,271
Total Consumer Durables & Apparel 408,271

Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
Consumer Services - 0.2%
$ 125 Alterra Mountain Company,
Term Loan B5
8.829% SOFR30A 3.500% 5/31/30 $ 125,836
985 Fleet Midco I Limited, Term
Loan B , (DD1)
8.579% SOFR30A 3.250% 2/10/31 992,387
347 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.170% TSFR3M 2.750% 10/31/29 348,938
Total Consumer Services 1,467,161
Food, Beverage & Tobacco - 0.1%
189 City Brewing Company, LLC,
First Lien
10.590% TSFR1M 3.500% 4/14/28 146,591
189 City Brewing Company, LLC,
Term Loan
9.090% TSFR3M 3.500% 4/14/28 174,018
73 City Brewing Company, LLC,
Term Loan
11.574% SOFR90A 6.250% 4/05/28 73,006
Total Food, Beverage & Tobacco 393,615
Health Care Equipment & Services - 0.8%
1,965 Bausch & Lomb, Inc., Term Loan 8.670% SOFR30A 3.250% 5/05/27 1,949,162
534 Medline Borrower, LP, Term
Loan B
8.079% SOFR30A 2.750% 10/23/28 538,415
980 Parexel International
Corporation, Term Loan, First
Lien
8.694% SOFR30A 3.250% 11/15/28 986,791
1,419 Select Medical Corporation,
Term Loan B1
8.329% SOFR30A 3.000% 3/05/27 1,426,832
850 Surgery Center Holdings, Inc 4.250% ICE Libor USD
3 Month
3.250% 9/03/24 855,648
850 Surgery Center Holdings, Inc.,
Term Loan
8.821% SOFR30A 3.500% 12/19/30 855,648
Total Health Care Equipment & Services 6,612,496
Insurance - 0.4%
3,470 Truist Insurance Holdings LLC,
First Lien, Term Loan
8.586% SOFR90A 3.250% 3/22/31 3,497,257
Total Insurance 3,497,257
Materials - 0.5%
1,741 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.104% SOFR30A 3.675% 3/30/29 1,752,352
223 Ineos US Finance LLC, Term
Loan B
8.929% SOFR30A 3.500% 2/09/30 224,337
485 Plaze, Inc., Term Loan B 9.972% SOFR30A +
Prime
3.000% 8/03/26 479,060
1,746 Proampac PG Borrower LLC,
Term Loan
9.308% TSFR3M +
SOFR90A
4.000% 9/15/28 1,759,372
68 W.R. Grace & Co.-Conn., Term
Loan B
9.321% SOFR90A 3.750% 9/22/28 68,767
Total Materials 4,283,888
Media & Entertainment - 0.1%
394 DirecTV Financing, LLC, Term
Loan
10.444% SOFR30A 5.000% 8/02/27 396,499
215 Wood Mackenzie Limited, Term
Loan B
8.823% SOFR90A 3.500% 2/10/31 216,822
Total Media & Entertainment 613,321

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
$ 962 Jazz Financing Lux S.a.r.l., Term
Loan B
8.444% 1-Month LIBOR 3.000% 5/05/28 $ 971,067
1,520 Organon & Co, Term Loan B 7.821% SOFR90A 2.500% 5/14/31 1,534,250
Total Pharmaceuticals, Biotechnology & Life Sciences 2,505,317
Semiconductors & Semiconductor Equipment - 0.1%
713 Ultra Clean Holdings, Inc, Term
Loan B
8.829% SOFR30A 3.500% 2/25/28 718,455
Total Semiconductors & Semiconductor Equipment 718,455
Software & Services - 0.4%
2,415 Cotiviti Corporation, Term Loan 8.563% TSFR2M 3.250% 4/30/31 2,428,597
485 IGT Holding IV AB, Term Loan
B2
8.972% SOFR90A 3.400% 3/29/28 488,334
94 Ultimate Software Group Inc
(The), Term Loan B
8.820% SOFR30A 3.500% 2/10/31 94,455
Total Software & Services 3,011,386
Technology Hardware & Equipment - 0.0%
292 Ingram Micro Inc., Term Loan 8.571% SOFR90A 3.000% 7/02/28 293,825
Total Technology Hardware & Equipment 293,825
Transportation - 0.0%
228 Mileage Plus Holdings LLC,
Term Loan B
10.733% SOFR90A 5.250% 6/21/27 232,981
75 SkyMiles IP Ltd., Term Loan B 9.075% TSFR3M 3.750% 10/20/27 77,496
Total Transportation 310,477
Utilities - 0.2%
1,192 Talen Energy Supply, LLC, Term
Loan B
8.827% SOFR90A 3.500% 5/17/30 1,207,151
211 Talen Energy Supply, LLC, Term
Loan C
8.827% SOFR90A 3.500% 5/27/30 213,991
Total Utilities 1,421,142
Total Variable Rate Senior Loan Interests
(cost $40,377,380) 40,822,742
Principal
Amount (000) Description (a),(i) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 2.7% X 21,612,661
Banks - 2.2%
$ 1,600 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (f) $ 1,707,243
200 (c) Banco de Credito e Inversiones SA 8.750% N/A (f) 210,042
1,050 (c) Banco Mercantil del Norte SA/Grand Cayman 7.500% N/A (f) 1,034,095
2,200 Banco Santander SA 9.625% N/A (f) 2,413,101
1,375 Bancolombia SA 4.625% 12/18/29 1,347,655
700 (c) Bangkok Bank PCL/Hong Kong 5.000% N/A (f) 681,625
1,000 (c) Bank Hapoalim BM, Reg S 3.255% 1/21/32 901,110
1,340 Barclays PLC 8.000% N/A (f) 1,337,823
1,000 (c) BBVA Bancomer SA/Texas 8.450% 6/29/38 1,050,084
1,500 (c) BNP Paribas SA 9.250% N/A (f) 1,602,289
2,000 (c) Macquarie Bank Ltd/London 6.125% N/A (f) 1,964,360
1,700 (c) Mizrahi Tefahot Bank Ltd, Reg S 3.077% 4/07/31 1,561,440
2,000 NatWest Group PLC 8.000% N/A (f) 2,010,926
Total Banks 17,821,793

Investments in Derivatives
Principal
Amount (000) Description (a),(i) Coupon Maturity Value
Financial Services - 0.5%
$ 1,505 Deutsche Bank AG 6.000% N/A (f) $ 1,436,746
1,060 (c) UBS Group AG 9.250% N/A (f) 1,179,676
1,100 (c) UBS Group AG 9.250% N/A (f) 1,174,446
Total Financial Services 3,790,868
Total Contingent Capital Securities
(cost $21,749,192) 21,612,661
Principal
Amount (000) Description (a)
Optional Call
Provisions (j) Value
X –
MUNICIPAL BONDS - 0.7% X 5,372,272
Illinois - 0.5%
$ 4,000 Illinois Housing Development Authority, 5.784%, 10/01/44 4/34 at 100.00 $ 3,976,768
Total Illinois 3,976,768
New York - 0.2%
1,383 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Build America Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39
No Opt. Call 1,395,504
Total New York 1,395,504
Total Municipal Bonds
(cost $5,363,651) 5,372,272
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.1% X 740,868
Financial Services - 0.1%
28,850 Morgan Stanley 6.500% $ 740,868
Total Financial Services 740,868
Total $25 Par (or similar) Retail Preferred
(cost $721,250) 740,868
Total Long-Term Investments
(cost $828,996,914) 795,864,874
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
5,347,742 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.330%(l) $ 5,347,742
Total Investments Purchased with Collateral from Securities Lending
(cost $5,347,742) 5,347,742
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.5%
–
REPURCHASE AGREEMENTS - 2.5% X 20,357,326
$ 18,610 (m) Fixed Income Clearing Corporation 5.300% 6/03/24 $ 18,610,000
1,747 (n) Fixed Income Clearing Corporation 1.600% 6/03/24 1,747,326
Total Repurchase Agreements
(cost $20,357,326) 20,357,326
Total Short-Term Investments
(cost $20,357,326) 20,357,326
Total Investments (cost $854,701,982 ) - 101.5% 821,569,942
Other Assets & Liabilities, Net -  (1.5)% (11,803,330)
Net Assets - 100% $ 809,766,612

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 150 9/24 $ 16,375,870 $ 16,319,531 $ (56,339)
U.S. Treasury 2-Year Note 300 9/24 61,221,428 61,110,938 (110,490)
U.S. Treasury 5-Year Note 400 9/24 42,437,955 42,318,750 (119,205)
U.S. Treasury Long Bond 275 9/24 32,081,039 31,917,188 (163,851)
U.S. Treasury Ultra Bond 225 9/24 27,814,472 27,548,437 (266,035)
Total $179,930,764 $179,214,844 $(715,920)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 293,981,938 $ – $ 293,981,938
Corporate Bonds – 178,650,101 – 178,650,101
Asset-Backed Securities – 120,194,850 1,055,162 121,250,012
Sovereign Debt – 72,773,582 – 72,773,582
$1,000 Par (or similar) Institutional
Preferred – 60,660,698 – 60,660,698
Variable Rate Senior Loan Interests – 40,822,742 – 40,822,742
Contingent Capital Securities – 21,612,661 – 21,612,661
Municipal Bonds – 5,372,272 – 5,372,272
$25 Par (or similar) Retail Preferred 740,868 – – 740,868
Investments Purchased with Collateral from
Securities Lending 5,347,742 – – 5,347,742
Short-Term Investments:
Repurchase Agreements – 20,357,326 – 20,357,326
Investments in Derivatives:
Futures Contracts* (715,920) – – (715,920)
Total
$ 5,372,690 $ 814,426,170 $ 1,055,162 $ 820,854,022
* Represents net unrealized appreciation (depreciation).

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Strategic Income
Asset-Backed
Securities
Balance at the beginning of period $1,053,313
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 1,849
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $1,055,162
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $1,849
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Strategic
Income
Asset-Backed Securities $1,055,162 Indicative Trade Broker Quote $84,413 N/A
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Strategic Income
Common Stocks $- $- $- $- $- $-
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $474,616,631 or 57.8% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,185,650.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Perpetual security. Maturity date is not applicable.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(i) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 5.300% dated 5/31/24 to be repurchased at $18,618,219 on 6/3/24, collateralized by
Government Agency Securities, with coupon rate 0.625% and maturity date 7/15/32, valued at $18,982,372.
(n) Agreement with Fixed Income Clearing Corporation, 1.600% dated 5/31/24 to be repurchased at $1,747,559 on 6/3/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $1,782,422.

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

DD1 Portion of investment purchased on a delayed delivery basis.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.